INTANGIBLE ASSETS (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Recoverable amount assessed	$ 1,697,000
Asset acquistion fair value of intangible asset impairment loss	$ 4,063,000